Note 8 - Revenue from Contracts with Customers - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 0	$ 378
ZALVISO [Member]
Revenue	0	270
Product [Member]
Revenue	0	270
Non-cash Royalty [Member]
Revenue	0	83
Royalty [Member]
Revenue	0	28
Contract and Other Revenue [Member]
Revenue	0	(3)
Contract and Other Collaboration [Member]
Revenue	$ 0	$ 108